Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Multimanager Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multimanager Mid Cap Value Portfolio – Class IA, IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation agreement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500TM Index ("Russell 2500") or the Russell Midcap® Index ("Russell Midcap") at the time of investment (as of December 31, 2015, the market capitalization of the companies in the Russell 2500 was between $14.8 million and $12.6 billion and the market capitalization of the companies in the Russell Midcap was between $0.4 billion and $30.2 billion). In addition, securities of mid-capitalization companies may include financial instruments that derive their value from the securities of such companies. The sizes of the companies in these indexes change with market conditions, which can result in changes to the market capitalization ranges of companies in the indexes. The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that an Adviser believes provide opportunities for capital growth. These include securities of real estate investment trusts.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) will generally allocate the Portfolio’s assets among three or more Sub-Advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the Portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2500TM Value Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion.

Each Active Allocated Portion utilizes a value-oriented investment style and invests primarily in equity securities of companies that, in the view of the Sub-Adviser, are currently undervalued according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. A Sub-Adviser may sell a security for a variety of reasons, such as because the Sub-Adviser believes that it has become overvalued or shows deteriorating fundamentals.

		The Portfolio also may lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

Index Strategy Risk: A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. The Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize its intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value stocks may also increase the volatility of the Portfolio’s share price.

Mid-Cap and Small-Cap Company Risk: The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Multiple Adviser Risk: The Manager allocates the Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, the Portfolio’s performance will depend on the success of the Manager in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Manager pays different fees to the Sub-Advisers and due to other factors that could impact the Manager’s revenues and profits.

Real Estate Investing Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of taxable income and net realized gains. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

		Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2015 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

		Prior to April 2014, the Portfolio employed a volatility management strategy; returns prior to that date may have been different if the Portfolio had followed its current policies. For periods prior to June 2014 the performance shown below is of the Portfolio’s predecessor, a series of AXA Premier VIP Trust that had a substantially identical investment objective, policies and strategies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2015 compared to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (Class IB)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (% and time period)	Worst Quarter (% and time period)
22.65% (2009 2nd Quarter)	–22.50% (2008 4th Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Multimanager Mid Cap Value Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	$ 1,544
One Year	rr_AverageAnnualReturnYear01	(5.57%)
Five Years	rr_AverageAnnualReturnYear05	6.12%
Ten Years	rr_AverageAnnualReturnYear10	6.10%
Multimanager Mid Cap Value Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	$ 1,544
2006	rr_AnnualReturn2006	14.75%
2007	rr_AnnualReturn2007	0.10%
2008	rr_AnnualReturn2008	(35.99%)
2009	rr_AnnualReturn2009	44.46%
2010	rr_AnnualReturn2010	24.86%
2011	rr_AnnualReturn2011	(13.36%)
2012	rr_AnnualReturn2012	14.92%
2013	rr_AnnualReturn2013	35.50%
2014	rr_AnnualReturn2014	5.39%
2015	rr_AnnualReturn2015	(5.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.50%)
One Year	rr_AverageAnnualReturnYear01	(5.55%)
Five Years	rr_AverageAnnualReturnYear05	6.07%
Ten Years	rr_AverageAnnualReturnYear10	5.94%
Multimanager Mid Cap Value Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	317
5 Years	rr_ExpenseExampleYear05	560
10 Years	rr_ExpenseExampleYear10	$ 1,258
One Year	rr_AverageAnnualReturnYear01	(5.33%)
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
Multimanager Mid Cap Value Portfolio | Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.49%)
Five Years	rr_AverageAnnualReturnYear05	9.23%
Ten Years	rr_AverageAnnualReturnYear10	6.51%

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies and exchange traded investment vehicles in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.15% for Class IA and IB shares and 0.90% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017.